Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	RRSat Global Communications Network Ltd.
Entity Central Index Key	0001375829
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	17,346,561
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 12,133	$ 14,443
Marketable securities and short term investments	14,224	18,764
Accounts receivable:
Trade, net	20,898	19,402
Other	803	686
Fair value of embedded currency conversion derivatives	251	206
Deferred taxes	2,146	2,449
Prepaid expenses	2,445	2,223
Total current assets	52,900	58,173
Fair value of embedded currency conversion derivatives	440	591
Long-term prepaid expenses	2,484	2,043
Long- term land lease prepaid expenses	7,563	7,642
Assets held for employees severance payments	1,845	1,757
Fixed assets, net	42,671	45,495
Goodwill	4,892	3,734
Intangible assets, at cost, less accumulated amortization	472	586
Total assets	113,267	120,021
Liabilities and shareholders' equity
Trade	9,816	11,547
Other	4,945	2,335
Fair value of embedded currency conversion derivatives	377	990
Deferred income	9,398	8,787
Total current liabilities	24,536	23,659
Long-term liabilities
Deferred income	6,257	7,192
Fair value of embedded currency conversion derivatives	305	980
Liability in respect of employees severance payments	2,018	1,819
Deferred taxes	2,200	1,664
Total long-term liabilities	10,780	11,655
Total liabilities	35,316	35,314
Commitments, contingent liabilities and liens
Shareholders' equity
Ordinary shares NIS 0.01 par value each (20,000,000 shares authorized as of December 31, 2011 and 2012; 17,346,561 shares issued and fully paid as of December 31, 2011 and 2012)	40	40
Additional paid in capital	53,312	53,010
Retained earnings	24,231	31,727
Accumulated other comprehensive gain (loss)	368	(70)
Total shareholders' equity	77,951	84,707
Total liabilities and shareholders' equity	$ 113,267	$ 120,021

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	0.01	0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Revenues	$ 113,400		$ 112,920		$ 102,027
Cost of revenues	86,253		86,939		75,962
Gross profit	27,147		25,981		26,065
Operating expenses
Sales and marketing	7,388		7,067		6,380
General and administrative	10,106		10,130		9,194
Total operating expenses	17,494		17,197		15,574
Operating income	9,653		8,784		10,491
Interest and marketable securities income	739		400		681
Currency fluctuation and other financing expenses, net	(399)		(740)		(1,268)
Changes in fair value of embedded currency conversion derivatives	1,182		(2,130)		1,254
Other expenses, net	(1)		(1)
Income before taxes on income	11,174		6,313		11,158
Income taxes	2,884	[1]	1,978	[1]	2,448	[1]
Net income	$ 8,290		$ 4,335		$ 8,710
Income per Ordinary Share
Basic income per Ordinary Share	$ 0.48		$ 0.25		$ 0.5
Diluted income per Ordinary Share	$ 0.48		$ 0.25		$ 0.5
Weighted average number of Ordinary Shares used to compute basic income per Ordinary Share	17,346,561		17,346,561		17,330,024
Weighted average number of Ordinary Shares used to compute diluted income per Ordinary Share	17,346,561		17,346,561		17,380,677

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 8,290	$ 4,335	$ 8,710
Other comprehensive income, net of tax:
Unrealized change in investment securities, net of tax effect of $ 50	150	(40)	(75)
Reclassification adjustments for losses of investment securities, net of tax effect of $ 23	69	46	24
Cash flow hedging derivatives, net of tax effect of $ 73	219
Total other comprehensive income (loss) net of tax	438	6	(51)
Total comprehensive income	$ 8,728	$ 4,341	$ 8,659

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized change in investment securities, tax effect	$ 50
Reclassification adjustments for losses of investment securities, tax effect	23
Cash flow hedging derivatives, tax effect	$ 73

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2009	$ 40	$ 52,521	$ 29,407	$ (25)	$ 81,943
Balance, shares at Dec. 31, 2009	17,326,716
Changes during period
Vesting of RSU's, shares	19,845
Stock based compensation		372			372
Dividends paid			(6,562)		(6,562)
Net income			8,710		8,710
Other comprehensive income (loss)				(51)	(51)
Balance at Dec. 31, 2010	40	52,893	31,555	(76)	84,412
Balance, shares at Dec. 31, 2010	17,346,561
Changes during period
Stock based compensation		117			117
Dividends paid			(4,163)		(4,163)
Net income			4,335		4,335
Other comprehensive income (loss)				6	6
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock based compensation		302			302
Dividends paid			(15,786)		(15,786)
Net income			8,290		8,290
Other comprehensive income (loss)				438	438
Balance at Dec. 31, 2012	$ 40	$ 53,312	$ 24,231	$ 368	$ 77,951
Balance, shares at Dec. 31, 2012	17,346,561

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 8,290	$ 4,335	$ 8,710
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,883	8,477	6,454
Non cash stock- based compensation expenses	302	117	372
Provision for doubtful account	2,895	2,217	2,024
Deferred taxes	692	248	107
Discount accretion and premium amortization of held- to- maturity securities, net			(15)
Discount accretion and premium amortization of available- for- sale securities, net	(495)	(325)	(422)
Changes in liability for employee severance payments, net	111	19	8
Capital loss on sale of fixed assets, net	1	1
Changes in fair value of embedded currency conversion derivatives	(1,182)	2,130	(1,254)
Loss (profit) from trading securities, net	(59)	158	(164)
Changes in assets and liabilities, net of assets acquired and liabilities assumed in business combination:
Increase in accounts receivable - trade	(4,391)	(1,759)	(5,119)
Decrease (increase) in accounts receivable - other	177	626	(753)
Increase in prepaid expenses, net	(222)	(78)	(161)
Decrease (increase) long-term prepaid expenses	(441)	158	(1,171)
Increase (decrease) in accounts payable	1,655	17	(283)
Increase (decrease) in deferred income	(324)	(96)	1,018
Net cash provided by operating activities	15,892	16,245	9,351
Cash flows from investing activities
Investment in fixed assets	(6,575)	(14,657)	(15,265)
Business combination (See C below)	(1,218)
Investment in long-term prepaid expenses	(17)	(27)
Decrease (increase) in short-term investments, net	(1,339)		9,900
Investment in securities available- for- sale	(4,946)	(8,005)	(10,298)
Decrease (increase) in trading securities, net	1,512	(231)	(37)
Proceeds from sale and maturity of available- for- sale securities	10,159	12,161	10,281
Proceeds from held- to- maturity securities			780
Proceeds from sale of fixed assets	8	29
Net cash used in investing activities	(2,416)	(10,730)	(4,639)
Cash flows from financing activities
Dividend paid	(15,786)	(4,163)	(6,562)
Net cash used in financing activities	(15,786)	(4,163)	(6,562)
Increase (decrease) in cash and cash equivalents	(2,310)	1,352	(1,850)
Balance of cash and cash equivalents at beginning of year	14,443	13,091	14,941
Balance of cash and cash equivalents at end of year	12,133	14,443	13,091
A. Non-cash transactions
Investment in fixed assets	37	1,293	3,132
B. Supplementary cash flow information
Income taxes paid, net	1,218	1,694	3,027
C. Business combination
Fixed assets	411
Other accounts payable	(479)
Customer relationship	127
Goodwill	1,159
Net cash paid	$ 1,218

Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies
Note 1 - Organization and Summary of Significant Accounting Policies

A.	General

RRsat Global Communications Network Ltd. was incorporated in 1981 and it engages in providing global, end-to-end, content distribution and management services to television and radio broadcasting  industries through satellite, terrestrial fiber optic and Internet, and mobile communications services through satellites (MSS).

B.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

C.	Functional and reporting currency

The currency of the primary economic environment in which the Company operations are conducted is the U.S. dollar. Therefore it has been determined by the company that its functional currency is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using current exchange rates. Gains and losses from the translation of foreign currency balances are recorded in the statement of operations.

D.	Principle of Consolidation

The accompanying consolidated financial statements include the accounts of RRsat Global Communications Network Ltd. and its owned subsidiaries (collectively, the Company).  All intercompany balances and transactions have been eliminated in consolidation.

E.	Cash and cash equivalents

Cash and cash eqvivalents consist of cash and deposits with original maturity of three months or less from the date of invesment.

F.	Marketable securities and short term investments

Marketable securities at December 31, 2012 and 2011 consist of corporate debentures, corporate shares, government debentures, mutual funds, and treasury notes. The Company classifies its debt securities in one of three categories: trading, available for sale or held to maturity and its equity securities into trading. Trading securities are bought and held principally for the purpose of selling them in the near term. Held to maturity debt securities are those securities in which the Company has the ability and intent to hold the security until maturity. All securities not included in trading or held to maturity are classified as available for sale.

Trading and available for sale securities are recorded at fair value. The fair value of debt securities and equity securities is based on quoted market prices in active markets at the reporting date for those investments. Held to maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available for sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held to maturity or available for sale security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Interest and marketable securities income" line item in the consolidated statements of operations. Dividend and interest income are recognized when earned.

The Company's consolidated statements of income reflects the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis. For available for sale (AFS) and held to maturity (HTM) debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated other comprehensive income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company's cash flow projections using its base assumptions.

A decline in the market value of any AFS or HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Short-term investments balance represents a bank deposit that was collateralized against a credit line until February 2013.

As of the financial statements date the balance was unrestricted and may be used by the company pending its own discretion.

G.	Provision for doubtful accounts

The financial statements include general and specific provisions for doubtful debts, which, in management's opinion, adequately reflect the estimated losses resulting from account recivables for which the collection is not reasonably probable.  Doubtful  debts, which according to Company's management assesment are unlikely to be collected, are written-off  from the Company's books, based on a management resolution.  Management's determination of the adequacy of the provision is based, inter alia, on an evaluation of the risk, by considering the available information on the financial position of the debtors, the volume of their business, the age of the recievable balance, an evaluation of the security received from them and past experience. The changes in the provision during the year:

	Year ended December 31
	2010	2011	2012

Opening balance	$4,484	$5,641	$6,892
Additions during the year	2,024	2,217	2,895
Deductions during the year	(867)	(966)	(2,207)

Closing balance	$5,641	$6,892	$7,580

H.	Assets held for employees severance benefits

Assets held for employees severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies that are recorded at their current redemption value.

I.	Fixed assets

Fixed assets are stated at cost less accumulated depreciation and amortization.

Depreciation is calculated by the straight-line method on the basis of the estimated useful lives of the assets using the following annual rates:

%
Buildings	2- 5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the shorter
of the underlying lease or 10 years.

J.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually, on December 31 or upon the occurrence of a trigger event. In accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other, the goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. In September 2011, the FASB amended its guidance to simplify testing goodwill for impairment, allowing an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If an entity determines as a result of the qualitative assessment that it is more likely than not (> 50% likelihood) that the fair value of a reporting unit is less than its carrying amount, then the quantitative test is required. Otherwise, no further testing is required.

In November 2008, the Company acquired from Bezeq The Israeli Telecommunication Corporation Ltd. ("Bezeq") its satellite business including the Bezeqsat and "711" business units (services to television and radio brand casting companies and mobile satellite communication services) and real property and assets of the Emeq Haela teleport located in Israel. As a result of the acquisition, the Company enhanced its infrustructure and service offering. The aggregate purchase price was $15,573 and was paid in cash of which $3,734 was allocated to goodwill. The Company has accounted for this acquisition as business combination.

The goodwill recorded in the acquisition from Bezeq represents future synergy in the company's content management and distribution services resulting from the use of the Emeq Haela facility for expanding its business.

On November 13, 2012 the Company's U.S. subsidiary, RRsat America Global Communications Network Inc. (RRsat America)  acquired the assets and operations of SM2 Sports & Media Solutions ("SM2"), a U.S. based  provider of occasional-use international sports distribution and syndication services. The aggregate purchase price was $1,218 and was paid in cash of which $1,159 was allocated to goodwill. The Company has accounted for this acquisition as business combination. The goodwill recorded in the acquisition from SM2 represents future synergy  in the company's new activity of Occasional Use broadcast and distribution of live sports in the United States resulting from the use of the Company's infrastructure.

As of December 31, 2012 and 2011 the entire goodwill balance resides in the content management and distribution reporting units.

No impairment loss was recognized in 2011 and 2012. See also Note 15.

K.	Intangible Assets

Intangible assets are stated at cost less accumulated amortization.

Amortization is calculated by the straight-line method on the basis of the estimated useful lives of the assets using annual rates between 10-33%.

Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relationship	8.3-33
Licenses	10

Intangible assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. There were no such triggering events in 2011 and 2012.

L.	Impairment of long-lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall,  long lived assets, such as fixed assets, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

M.	Stock compensation plans

The Company accounts for its directors and employees stock-based compensation awards in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC Topic 718 requires that all stock- based compensation be recognized as an expense in the financial statements and that such cost be measured at the fair value of the awards at the grant date, ultimately expected to vest (net of forfeitures).

The Company recognizes the cost of awards with graded vesting based on a straight- line method, and of awards with conditional vesting on market performence conditions based on graded method.

N.	Income per Ordinary Share

Basic income per Ordinary Share is calculated by dividing the net income attributable to Ordinary Shares by the weighted average number of Ordinary Shares outstanding during the period. The diluted income per Ordinary share calculation is similar to basic income per share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares, during the period if dilutive. Potential common shares arise from stock options and unvested restricted share units. The dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per Ordinary Share for the years indicated.

	Year ended December 31
	2010	2011	2012
Income per Ordinary Share
Net income attributable to Ordinary Shares	$8,710	$4,335	$8,290
Weighted average number of Ordinary Shares
outstanding used in basic income per
Ordinary Share calculation	17,330,024	17,346,561	17,346,561
Add assumed exercise of outstanding
dilutive potential Ordinary Shares	50,653	-	-

Weighted average number of Ordinary Shares
outstanding used in diluted income per
Ordinary Share calculation	17,380,677	17,346,561	17,346,561

Basic income per Ordinary Share	0.50	0.25	0.48

Diluted income per Ordinary Share	0.50	0.25	0.48

O.	Income taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for deferred tax assets if it is more likely then not, the Company will not be able to realize their benefit. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets and liabilities are classified as current or non current items in accordance with the nature of the assets or liabilities to which they relate. When there are no underlying assets or liabilities the deferred tax assets and liabilities are classified in accordance with the period of expected reversal. Income tax expenses represent the tax payable for the period and the changes during the period in deferred tax assets and liabilities.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

P.	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; impairment of reporting units containing goodwill; allocation of fair value of assets and liabilities in acquisitions; allowances for doubtful accounts; the valuation of embedded derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Q.	Revenue recognition

The Company recognizes revenues when there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain, the price is fixed or determinable and the collection of the resulting receivable is probable. Revenues from services are recognized on a straight-line basis, over the contractual term of the arrangement during which services are rendered, which generally extends over terms of three to five years with an automatic renewal option for an additional one to five years. Deposits received in advance are classified as deferred revenue and not recognized as revenues until the related services are provided.

Revenues from sales of communication equipment are recognized upon the delivery to the customer and the transfer of the principal risks and rewards arising from ownership over the sold products.

VAT collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operation.

R.	Liability in respect of employees severance payments

The Company records its obligation with respect of employees severance payments as if it was payable at each balance sheet date (the "shut-down method"). The liability is recognized on an undiscounted basis and is calculated on the basis of the latest salary of each employee in Israel multiplied by the number of years of employment as of the balance sheet date. Employee benefits subject to section 14 of the Israel Severance pay law- 1963 are accounted for as defined contribution plans (see note 9).

S.	Derivative Instruments and Hedging Activities

The Company uses financial instruments such as forward exchange contracts to hedge a portion, but not all, existing and forecasted foreign currency denominated transactions. The purpose of the Company's foreign currency hedging program is to manage the effect of exchange rate fluctuations on its gross profit, operating expenses and eventual cashflows. The Company accounts for derivative and hedging activities in accordance with FASB ASC Topic 815, Derivatives and Hedging , which requires that all derivatives instruments be recorded on the balance sheet as either assets or liabilities at their respective fair value. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument's effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is dedesignated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

The Company ocasionally enters into commercial (foreign currency) contracts in which a derivative instrument is "embedded", based on the future non cancelable contractual term.  For these embedded derivatives, for which the economic characteristics and risks are not clearly and closely related to the economic characteristics and risks of the host contract, the changes in fair value are recorded in the statement of operations.

T.	Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade accounts receivable and derivatives financial instruments used in hedging activities. Cash and cash equivalents are deposited with several major financial institutions in Israel and the U.S. The Company invests in securities with original maturity dates of up to four years with credit ratings of A- and above, and, by policy, limits the amount of credit exposure with any financial institution or commercial issuer. The Company has not experienced any material credit loss on its investments.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical  dispersion of the Company's customer base and the Company's policy of generally requiring collateral from its customers to secure account receivables.

The Company maintains an allowance for potential credit losses based upon expected collectability of all accounts receivables.

The Company is exposed to credit loss in the event of non- performance by counterparties on the foreign exchange contracts the Company uses in hedging activities. These counterparties are established financial institutions and to date no such counterparty has failed to meet its financial obligations to the Company under such contracts.

For the years ended December 31, 2012, 2011 and 2010 no customer accounts for more than 10% of total revenues.

U.	Fair Value Measurements

The company adopted  ASC Topic 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

V.	Recently issued

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31	December 31
	2011	2012

Denominated in U.S. dollars	$10,576	$9,157
Denominated in Euro	3,361	2,500
Denominated in NIS	318	468
Other	188	8

	$14,443	$12,133

Total decrease in cash and cash equivalents balance in 2012 that is due to changes in exchange- rate difference totaled $30 (in 2011- a decrease $ 319).

Marketable Securities And Short Term Investments	12 Months Ended
Dec. 31, 2012
Marketable Securities And Short Term Investments [Abstract]
Marketable Securities And Short Term Investments
Note 3 - Marketable Securities and short term investments
A.

	December 31	December 31
	2011	2012

Trading	$1,666	$213
Available for sale	17,098	12,672
Short term investments	-	1,339
	$18,764	$14,224

B.	The amortized cost , gross unrealized holding gains, gross unrealized holding losses, and fair value of available for sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2012
Available- for- sale:
Corporate debentures	$10,868	$163	$(17)	$11,014
Governmental debentures	1,607	51	-	1,658
	$12,475	$214	$(17)	$12,672

As of December 31, 2011
Available- for- sale:
Corporate debentures	$14,347	$83	$(191)	$14,239
Governmental debentures	2,847	20	(8)	2,859
	$17,194	$103	$(199)	$17,098

C.	Available-for-sale securities are classified as short-term marketable securities on the Company balance sheet.
As of December 31, 2012, the Company's Available-for-sale securities had the following maturity date:

Market Value
Within One year	$2,466
1 to 2 years	6,079
2 to 3 years	4,128
$12,672

D.
Proceeds from the sale of marketable securities available for sale were $10,159  in 2012 (2011- $12,161) ; gross realized gains included in interest and marketable securities income in 2012 were $92 (2011-gross realized gains of $61).

E.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

At December 31, 2012	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(17)	$2,918
	$(17)	$2,918

At December 31, 2011	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
	$(199)	$7,685

The unrealized losses on investments in U.S goverment or goverment agencies and corporate debt securities were caused mainly by current market conditions. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

F.
The Company also maintains a $213 portfolio of investment securities classified as trading (December 31, 2011 $1,666). Net realized gains on trading securities during the year ended December 31 2012 were $49 (Net unrealized gains (losses) for 2011 and 2010 ($174) and $187, respectively), and are included in interest and marketable securities income. Net unrealized gains on trading securities held at year end and included in interest and marketable securities income for 2012 were $10 (Net unrealized gains (losses) for 2011 and 2010 $18 and ($23), respectively).

Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables [Abstract]
Other Receivables
Note 4 - Other Receivables

	December 31	December 31
	2011	2012

Government institutions	$641	$414
Derivatives designated as hedging instruments	-	292
Other	45	97

	$686	$803

Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Long-Term Prepaid Expenses [Abstract]
Long-Term Prepaid Expenses
Note 5 - Long-term prepaid expenses

	December 31	December 31
	2011	2012

Long-term deposits (1)	$152	$109
Prepaid expenses (2)	1,891	2,375

	$2,043	$2,484

(1)	Deposits in respect of operating leases of motor vehicles.

(2)	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.

Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization	12 Months Ended
Dec. 31, 2012
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization [Abstract]
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization
Note 6 - Fixed Assets, at Cost, Less Accumulated Depreciation and Amortization

	December 31	December 31
	2011	2012

Land	$379	$379
Building	12,259	13,754
Communications equipment	54,281	57,667
Office furniture and equipment	5,560	6,472
Motor vehicles	802	822
Leasehold improvements	6,133	6,023
	79,414	85,117
Accumulated depreciation and amortization	33,919	42,446

Fixed assets , net	$45,495	$42,671

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 are $ 6,058, $8,072 and $8,549, respectively.

Accounts Payable - Other	12 Months Ended
Dec. 31, 2012
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 7 - Accounts Payable - Other

	December 31	December 31
	2011	2012

Liabilities regarding employees	$1,282	$1,563
Government institutions (*)	1	1,544
Accrued expenses	720	1,609
Related parties	34	-
Other	298	229
	$2,335	$4,945

(*)	of which $ 931 relate to withholding tax for distributed dividends

Deferred Income	12 Months Ended
Dec. 31, 2012
Deferred Income [Abstract]
Deferred Income
Note 8 - Deferred Income

Deferred income represents advance payments approximating the last one to three months of long-term service agreements with customers.

The service agreements with the customer are for various periods the last of which ends in 2027.

Liability In Respect Of Employees Severance Payments	12 Months Ended
Dec. 31, 2012
Liability In Respect Of Employees Severance Payments [Abstract]
Liability In Respect Of Employees Severance Payments
Note 9 - Liability in Respect of Employees Severance Payments

A.
Under Israeli law and labor agreements, the Company is required to make severance payments to retired or terminated employees and to employees leaving employment in certain other circumstances. The liability for severance pay is calculated on the basis of the latest salary paid to each employee multiplied by the number of years of employment. The liability is partialy funded by amounts deposited with severance pay funds and insurance companies which are included in non current assets.

B.
According to Section 14 to the Severance Pay Law ("Section 14") the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14.  Commencing 2009, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, beginning that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees.

C.	Expenses recorded in respect of provision for employees severance payments for the years ended December 31, 2010, 2011 and 2012 are $ 428, $31, and $331, respectively.

Commitments, Contingent Liabilities And Liens	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities And Liens [Abstract]
Commitments, Contingent Liabilities And Liens
Note 10 - Commitments, Contingent Liabilities and Liens

A.
The Company has several lease agreements for its facilities and car leasing that are accounted for as operating leases, the last of which will end by October 31, 2015, certain of   which have  extension options. In addition, the Company is engaged in long-term operating network contracts, the last of which will end by September 2019. The annual payments the Company is committed to pay over the next  five years and thereafter (including the options), as of December 31, 2012, are as follows:

2013	$41,973
2014	28,364
2015	20,127
2016	10,353
2017 and thereafter	7,981
$108,798

Operating lease expenses under long- term operating network contracts for the years ended December 31, 2010, 2011 and 2012 were $50,990, $58,601 and $57,314 respectively. Rental expenses under the lease agreements for the years ended December 31, 2010, 2011 and 2012, net of subleases, are $436, $625 and $439 respectively.

B.	As at balance sheet date the amounts of guarantees are as follows:

	December 31	December 31
	2011	2012

Guarantees provided by the banks to third parties	$2,671	$2,426

The guarantees were granted to third parties (vendors) to secure the Company's performance under such contracts (broadcasting services and leases). Guarantees were provided for periods between one to five years and are renewed each year according to the vendor's contract terms and conditions.  The  guarantees may be exercised by the third party at any time, subject to the terms in the contracts between the Company and the third party.

C.
The Company has two lines of credit provided to it by Bank Igud (approximately $2.7 million) and Bank Leumi (approximately $1.3 million). From time to time the Company uses its lines of  credit to provide guarantees required under its long term contracts with its suppliers. The commitment fees ranges between 0.05%-0.1% from the total line of credit for each year. The Banks are allowed to cancel or change the line of credit with 30 days notice.

D.	Long term land lease prepaid expenses includes prepaid expenses in two sites in Israel.

On March 11, 2007, the Israel Land Administration (ILA), authorized to allocate the Company a parcel of land of approximately 538,200 square feet near Galon, Israel. In May 2007, the Company and the ILA entered into a development agreement pursuant to which the Company undertook to commence building a teleport on the site within eighteen months as of the date the approval of the allocation of the land, and to finish the building by no later than April 1, 2010. As part of this agreement, the Company paid $1,121 for the land lease.

Contingent upon the Company complying with the terms of the development agreement, the ILA shall, upon completion of the building, enter into a lease agreement with the Company for a term of 49 years effectively starting from the date the Company and the ILA entered into a development agreement, with an extension option of an additional 49 years, as of the date of the approval of the allocation of the land. The Company has not yet commenced to develop the site, and has informed the ILA of the delay due to delays in obtaining building permits from the regional Building Zoning Committee. Cancelation of the development agreement may result in refund of the fees paid for the land less a 15% termination fee and 6% per annum fee. In the opinion of the Company, there is a remote chance that the ILA will cancel the allocation of the land to the Company.

E.
The construction and operation of the Re'em teleport site and the Emek Ha'ela teleport site require building permits from local and regional zoning authorities, which are granted for limited periods and are subject to renewal from time to time. The building permit for the Company's Re'em teleport site expires on December 31, 2013 subject to certain terms (actual permit was not yet received).

In addition on November 14, 2010, the Company received an indictment filed by the Shikmim Regional Building and Zoning Committee with the Ashkelon Magistrate Court in Israel for allegedly using, building and erecting structures and antennas at the Re'em Teleport, without proper permits. On June 20, 2012, the Ashkelon Magistrate Court approved a settlement between the Company and the Shikmim Regional Building and Zoning Committee pursuant to which the Company agreed to pay a fine of NIS160 (approximately $41.5), and the Shikmim Regional Building and Zoning Committee agreed to extend the term of the Company's special permit to operate the Re'em Teleport until December 31, 2013. The fine was paid on June 30, 2012.

F.
On March 15, 2006, the Company signed an agreement with the CEO's wholly-owned company (hereinafter "Mr. Rivel's company")  regarding his compensation for management services. On November 28, 2011 the Company announced that its Chief Executive Officer,Mr. David Rivel, would retire on June 30, 2012. Mr. Rivel's previous contract with the Company, which was expired on December 31, 2011, was extended until June 30, 2012 to ensure a seamless transition. During this period Mr. Rivel assisted the Company's Board of Directors in selecting and appointing a new CEO. After said date, Mr. Rivel will remain as an advisor to the Company and a member of the Company's Board of Directors. The Company has also agreed with Mr. Rivel that following the expiration or termination of the agreement with Mr. Rivel's company during 2012 for any reason other than as a result of Mr. Rivel's death, the Company will pay Mr. Rivel, in consideration for a non-competition undertaking on his part for a period of 24 months, $650 to be paid on a quarterly basis. In December 2011, the Company entered into a consulting agreement with  Mr. Rivel's company, whereby upon termination of the services agreement and the retirement of Mr. Rivel from serving as the Company's Chief Executive Officer on June 30, 2012, the Company may continue to benefit from Mr. Rivel's experience and capabilities.  Pursuant to the consulting agreement, Mr. Rivel's company will provide consulting services to the Company, as requested and directed from time to time by the company's Chairman of the board of directors and the successor Chief Executive Officer then in office.  The agreement shall extend for a period of two years from July 1, 2012 through June 30, 2014.  In consideration for the services, the Company will pay  Mr. Rivel's company an annual fee of $60 plus VAT, payable in four equal quarterly installments per year, and reimburse Mr. Rivel's company for certain car expenses incurred by Mr. Rivel not to exceed NIS 17.5 plus VAT per month until February 2013.

As a result, the remaining contractual term of the options granted to the CEO was extended until December 31, 2012. As of December 31, 2012 the options were expired.

Pursuant to a finder's agreement the Company entered with Mr. Rivel's company in September 2012, as amended in January 2013, Mr. Rivel's company is entitled to a success fee relating to new customers entering into contracts during the term of the agreement which entitles the Company to receive revenue in excess of $120,000 on an annual basis. Mr. Rivel's company is not entitled in any event to any fee or other compensation relating to maintaining relationships with then current customers and/or new agreements with then current customers. The success fee will equal 5% of the actual consideration received by the company during the initial term of the relevant customer agreement. The agreement extends for a period of two years from July 1, 2012 through June 30, 2014.

G.
On December 11, 2012, Marbella Equities, LLC ("Marbella") filed a demand for arbitration against Sm2 Sports & Media Solutions, LLC ("Sm2") and against the Company's subsidiary, RRsat America - Global Communications Network Inc. ("RRsat America"). Marbella is seeking $300 due to an alleged breach of a financial services agreement between Marbella and Sm2. On December 21, 2012, RRsat America filed a motion to dismiss the demand for arbitration filed against it because RRsat America is not party to such financial services agreement between Marbella and Sm2, and, further, RRsat America merely acquired certain assets of Sm2 but did not acquire any ownership interest in Sm2.  The parties are awaiting decision of the arbitrator on the motion to dismiss.Accordingly, no provision has been included in the company financial statements.

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Share Capital
Note 11 - Share Capital

A.	Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are duly authorized, validly issued, fully paid and non-assessable.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights.  The ownership or voting of Ordinary Shares by non-residents of Israel is not  restricted in any way by the Company's memorandum of association, its articles of association or the  laws of the State of Israel, except that citizens of countries which are, or have been, in a state of war  with Israel may not be recognized as owners of Ordinary Shares.

The Company's license from the Israeli Ministry of Communications to operate its teleports provides that, without the consent of the Israeli Minister of Communications, no means of control of the Company may be acquired or transferred, directly or indirectly.

In connection with the Company's initial public offering in November 2006, the Company's license was amended to provide that the Company's entering into an underwriting agreement for the offering and sale of shares to the public, listing the shares for trading, and depositing shares with a depository was not considered a transfer of means of control.  In addition, pursuant to the amendments, transfers of the Company's shares that do not result in the transfer of control of the Company are permitted without the prior approval of the Ministry of Communications, provided that:

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 5% or more of our shares or being entitled to a right to appoint a director or the chief executive officer (or is a director or the chief executive officer), the Company must notify the Ministry of Communications within 21 days of learning of such transfer; and

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 10% or more of our shares or having significant influence over the Company (but which does not result in a transfer of control of the Company), the Company must notify the Ministry of Communications within 21 days of learning of such transfer and request the consent of the Ministry of Communications for such transfer.

In addition, should a shareholder,  other than the Company's existing shareholders prior to the Initial Public Offering, become a  beneficiary holder of 10% or more of the Company's shares or acquire shares in an amount resulting in  such shareholder having significant influence over the Company without receiving the consent of the  Minister of Communication, its holdings will be converted into dormant shares for as long as the Minister's consent is required but not obtained. The beneficial holder of such dormant shares will have no rights other than the right to receive dividends and other distributions to shareholders and the right to  participate in such offerings.

The Company's license also states that means of control of the Company, or of an interested shareholder of the Company (which generally would include a holder of 5% of the Company's voting power or other means of control), cannot be pledged unless such pledge agreement includes a condition that prohibits the exercise of the pledge without obtaining the advance written approval of the Minster of Communication.

B.	Employees' stock options

(1)	The Company's 2006 Israel Equity Incentive Plan

Under the the Company's 2006 Israel Equity Incentive Plan (the "Plan"), the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase the Company's ordinary shares under Section 102 which provides certain tax benefits in connection with share-based compensation to employees, officers and  directors. The Company's may also grant other persons awards under its equity incentive plan.  However, such other persons (controlling shareholders, services providers, etc.) will not enjoy the tax benefits provided by Section 102.   The Plan permits the issuance of up to 1,481,794 shares of common stock.

The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche. The general vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years from grant date, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The following table summarizes the activity under the Plan for the indicated periods:

	Available for grant
(In thousands)
Balance as of January 1, 2011	218
Option pool increase	520
Options granted	(260)	(a)
Balance as of December 31, 2011	478
Options cancelled	260	(a)
Option pool increase	520
Options granted	(995)
Balance as of December 31, 2012	263

(a)
On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share.

The vesting schedule for the above options was based on average closing price of the Shares on December 2012,2013 and 2014 on the NASDAQ .

On September 24, 2012, the Company's shareholders granted Dr. Shlomo Shamir, the Chairman of the Company's Board of Directors, options to purchase 200,000 Ordinary Shares of the Company, with an exercise price of $5.28 per share under the Company's option Plan. as a result, there was approximately $245 of additional unrecognized compensation cost related to non- vested options to be recognized over the vesting period under a straight line method.

As a condition to the grant, Dr. Shamir has agreed to the termination of outstanding options to purchase 260,198 ordinary shares, which were granted to Dr. Shamir in June 2011.

(b)	The following table summarizes the Company's stock option activity under the Plan
(in thousands, except weighted average exercise price):

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	15	$12.50	15	$12.50	275	$7.18
Grants	-	-	260	6.87	995	4.76
Canceled	-	-	-	-	(260)	6.87
Balance,
end of year	15	$12.50	275	$7.18	1,010	$4.87
Exercisable,
end of year	-	-	5	$12.50	10	$12.50

Weighted-average of fair value options granted during 2012 1.68 $

The following table summarizes information about stock options outstanding at December 31, 2012 under the Plan (in thousands, except weighted average exercise price and weighted average remaining contractual life):

	Options Outstanding
Range of Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price

$12.50	15	0.08	$12.50
$4.67- $5.82	995	6.59	4.76
	1,010	6.49	4.87

The Company estimates the fair value of stock options using a Black-Scholes valuation model. The fair value of each option was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

	Year Ended December 31,
	2010	2011	2012
Expected stock price volatility	51.3%	49.9%	42.0%- 48.4%
Risk free interest rate	0.9%	1.2%	0.5%- 1.2%
Dividend yield	3.4%	3.4%	6.5%- 8.1%
Expected life of options (in years)	3	5	5

The following summarizes the allocation of stock-based compensation charge for the options and restricted share units granted:

	Year ended December 31
	2010	2011	2012
Cost of revenues	67	-	17
Sales and marketing	85	-	25
General and administrative	220	117	260

	372	117	302

	Year ended December 31
	2010	2011	2012
Tax benefit recognized in respect
of stock- based compensation
expenses	142	27	-

As of December 31, 2012 there was approximately $1,490 of unrecognized compensation cost related to non-vested outstanding stock options. The cost is expected to be recognized over a weighted-average period of 3.45 years.

(2)	Options granted to the former CEO

On March 15, 2006, the Company signed an agreement with the former CEO's wholly-owned company regarding his compensation for management services.

The agreement included an option plan for the former CEO, which entitles him to 233,100 options (hereinafter - the 2006 options) in addition to the plan. The 2006 options shall vest, according to a graded- schedule, in five installments over a period of four years, beginning on December 31, 2006. Each option entitles the holder to purchase one ordinary share of the Company.

The following table summarizes information relating to the 2006 options outstanding as of December 31, 2012:

					Aggregate
					intrinsic value
					as of
	Remaining		Grant date	Grant date	December 31,
Number of	contractual	Exercise	fair value per	intrinsic	2011
options	life (in years)	Price (in $)	Share (in $)	Value (in $)	(in $)

37.8	-	5.60	5.60	-	-
37.8	-	6.16	5.60	-	-
44.1	-	6.77	5.60	-	-
50.4	-	7.45	5.60	-	-
63	-	8.35	5.60	-	-
233.1					-

The options activities are as follows (in thousands, except weighted average exercise price):

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Balance,
end of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Exercisable,
end of year	170.1	$6.58	233.1	$6.99	-	-

On November 28 ,2011 the Company announced that its Chief Executive Officer, Mr. David Rivel, will retire on June 30, 2012. Mr. Rivel's previous contract with the Company, which was expired on December 31, 2011, was extended until June 30, 2012 to ensure a seamless transition. As a result, the remaining contracted term of the options granted to the CEO was extended until December 31, 2012. As of December 31, 2012 non of the options were exercised and all  the options were expired.

Segments Results	12 Months Ended
Dec. 31, 2012
Segments Results [Abstract]
Segments Results
Note 12 - Segments Results

ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Companys' segments are strategic business units that offer different  services to different industries and are managed accordingly. As a result of the acquisitions of the 711 business unit  in November 2008 (see note 1J), the Company presents two operating segments. The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Content management and distribution services to television and radio broadcasting  industries  (hereinafter- Content management and distribution services), and (2) Mobile satellite communications services (hereinafter- Mobile satellite communication services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The Company's CODM (Chief Operating Decision Maker) does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment:

Year ended December 31, 2012

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			$9,653

Financial expenses, net			1,522

Other expenses, net			(1)

Income before taxes on in income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Year ended December 31, 2011
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on in income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Year ended December 31, 2010

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$6,996	$95,031	$102,027

Gross profit	$390	$25,675	$26,065

Sales and marketing			6,380
General and administrative			9,194

Operating income			$10,491

Financial income, net			667

Income before taxes on in income			$11,158

Depreciation and amortization	$444	$6,010	$6,454

Revenue is attributed to geographic region based on the location of the customers.
Revenues and long lived assets by geographic areas:

	Year ended December 31
Revenues:	2010	2011	2012

North America	$24,464	$31,763	$32,844
Europe	45,476	48,181	48,325
Asia	9,278	9,537	10,578
Israel	7,329	9,884	8,908
Middle East (other than Israel)	13,930	11,900	10,006
Rest of the world	1,550	1,655	2,739

	$102,027	$112,920	$113,400

Long lived assets:		December 31	December 31
		2011	2012

Israel		$44,249	$41,529
North America		5,566	6,506
Total		$49,815	$48,035

Interest And Marketable Securities Income	12 Months Ended
Dec. 31, 2012
Interest And Marketable Securities Income [Abstract]
Interest And Marketable Securities Income
Note 13 - Interest and marketable securities income

Interest and marketable securities income, net, consist of the following:

	Year ended December 31
	2010	2011	2012

Interest on deposits, net	$61	$32	$111
Interest on trade securities	36	27	6
Discount accretion and premium amortization
of held- to- maturity securities, net	15	-	-
Discount accretion and premium amortization
of available- for- sale securities, net	422	325	495
Profits (loss) from trading securities, net	164	(158)	59
Other	(17)	174	$68

	$681	$400	$739

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
Note 14 - Taxes on Income

A.	Income tax expense included in the statement of operations

	Year ended December 31
	2010	2011	2012

Current taxes	$2,197	$1,661	$2,192
Taxes in respect to previous years	145	67	-
Deferred taxes	106	250	692
Income tax expense *	$2,448	$1,978	$2,884

* Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws.

B.
In July 2005 and in July 2009, the Knesset passed tax reform acts that provide for a gradual reduction in the corporate income tax rate as follows: in 2010 the tax rate was reduced to 25% and in 2011 it was reduced to 24%, in 2012- 23%, in 2013- 22%, in 2014- 21%, in 2015- 20%,  and from 2016 onward  18%. In December 2011 the Knesset passed an amendment to tax laws according to which, among other, from 2012 onward the corporate income tax rate will be 25%. Current and deferred tax balances as of December 31, 2011 and 2012 are calculated in accordance with the new tax rates provided in the according to the recent legislative change.

C.	Adjustments for inflation

Income tax is computed on the basis of the Company's results in nominal NIS determined for statutory purposes. On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) – 2008 ("the Amendment") was passed by the Knesset. According to the Amendment, the Inflationary Adjustments Law is no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

D.	Taxation of the subsidiary

At December 31, 2012, the Company's US subsidiary had no net operating loss carryforwards.

As of December 31, 2012, the Company has not provided deferred income taxes or foreign withholding taxes on temporary differences of approximately $550 thousands resulting from earnings for certain non-Israeli subsidiaries which are permanently reinvested outside the Israel. The unrecognized deferred tax liability associated with these temporary differences was approximately $70 thousands at December 31, 2012.

E.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2010	2011	2012

Income (loss) before income taxes:
Israel	$11,475	$5,703	$10,473
Foreign Jurisdiction	(317)	610	701
	$11,158	$6,313	$11,174

Income tax expense (benefit):
Current taxes:
Israel	$2,197	$2,074	$2,162
Foreign Jurisdiction	-	(413)	30
	$2,197	$1,661	$2,192

Tax expense (benefit) in respect to previous years:
Israel	$145	$(358)	$-
Foreign Jurisdiction	-	425	-
	$145	$67	$-

Deferred taxes:
Israel	$131	$(366)	$421
Foreign Jurisdiction	(25)	616	271
	$106	$250	$692

Total	$2,448	$1,978	$2,884

F.
Deferred tax balances at December 31, 2011 calculated in accordance with the new tax rate as provided by law to correct the tax burden, depending on the expected tax rate at the time of reversal. Effect of the change in tax rate on the financial statements at December 31, 2011 reflected an increase in deferred tax balances in the amount of $125. The adjustment of the deferred tax balances would have been recognized against deferred tax income in the amount of $127 and against decrease in equity in the amount of $2. No effect of the change in tax rate on the financial statements at December 31, 2012.

G.	Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2010	2011	2012

Statutory tax rate	25%	24%	25%

Income before taxes on income as
reported in the statement of operations	$11,158	$6,313	$11,174

Computed "expected" tax expense	2,790	1,515	2,794

Non-deductible expenses	40	29	151
Tax adjustment in respect
of different tax rate for foreign subsidiaries	64	97	132
Taxes in respect to previous years	145	67	-
Influence of change in tax rate on DTA	210	127	-
Valuation allowance	210	(478)	(183)
Differences in basis of measurment for
financial reporting and tax return purposes	(1,185)	711	24
Utilize tax losses from prior years	227	(8)	(2)
Other differences, net	(53)	(82)	(32)

	$2,448	$1,978	$2,884

H.	Deferred taxes

As of December 31, 2011 and 2012, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	December 31	December 31
	2011	2012

Deferred tax assets:

Provision for doubtful debts	$1,723	$1,893
Vacation pay accruals	143	151
Stock-based compensation	261	238
Foreign currency embedded
derivatives	293	-
Marketable securities	266	59
Net operating loss carryforwards	379	-
Severance pay fund	15	43

Total gross deferred tax assets	$3,080	$2,384

Less valuation allowance	(242)	(59)

Deferred tax assets, net	$2,838	$2,325

Deferred tax liabilities:
Marketable securities	$-	$(49)
Fixed assets	(1,767)	(1,855)
Foreign currency embedded
derivatives	-	(14)
Cash flow hadging derivatives	-	(73)
Goodwill	(286)	(388)

Total gross deferred tax liabilities	$(2,053)	$(2,379)

Net deferred tax asset (liability)	$785	$(54)

The net change in valuation allowance for the year ended December 31, 2010 was an increase of $210 and for the years ended December 31, 2011 and 2012 there was decrease of $478 and $183, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of  deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable  income, and tax planning strategies in making this assessment. Based upon the level of historical  taxable income and projections for future taxable income over the periods in which the deferred tax  assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2012. The amount of the deferred tax asset considered realizable,  however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

I.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012
Balance at January 1	$1,172	$1,394
Increase related to prior year tax positions	116	-
Increase related to current year tax positions	106	127
Balance at December 31	$1,394	$1,521

The unrecognized tax benefits at December 31, 2010, 2011 and 2012 were $1,172, $1,394 and $1,521 respectively, if recognized, would affect the effective tax rate of the Company.

The Company and its subsidiaries files income tax returns in Israel, Cyprus and USA. As of December 31, 2012, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2005 through 2012 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2007 through 2012. The company believes that it is reasonably possible that approximately $ 600  of its currently remaining unrecognized tax position, each of which are individually insignificant, may be recognized by the end of 2013 as a result of a lapse of the statute of limitations.

Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Other Intangible Assets [Abstract]
Other Intangible Assets
Note 15 - Other Intangible Assets

Acquired Intangible Assets

	December 31, 2012
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated	Net
	amount	period	amortization	amount
Amortizing intangible assets:
Franchise agreement	$857	1.3 yrs	$(689)	$168
Brand name	274	1.3 yrs	(208)	66
Customer relationship	408	4.1 yrs	(253)	155
Licenses	147	5.6 yrs	(64)	83
Total	$1,686		$(1,214)	$472

	December 31, 2011
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated	Net
	amount	period	amortization	amount
Amortizing intangible assets:
Franchise agreement	$857	2.3 yrs	$(538)	$319
Brand name	274	2.3 yrs	(158)	116
Customer relationship	281	1 yrs	(228)	53
Licenses	147	6.6 yrs	(49)	98
Total	$1,559		$(973)	$586

The expected intangible assets amortization expense for each of the next five years and thereafter is as follows:

2013	225
2014	75
2015	75
2016 and thereafter	97
$472

Aggregate amortization expense for amortizing intangible assets was $319, $311 and $241 for the years ended December 31, 2010, 2011 and 2012, respectively.

Transactions And Balances With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions And Balances With Related Parties [Abstract]
Transactions And Balances With Related Parties
Note 16 - Transactions and Balances with Related Parties

A.	Transactions with related parties

	Year ended December 31
	2010	2011	2012

Revenues from sales and services (C)	$1,148	$1,192	$1,145

General and administrative	$59	$89	$42

Management and consulting fees to shareholders (D)	$398	$398	$428

Purchase of fixed asset	$40	$322	$253

B.	Balances with related parties

	December 31	December 31
	2011	2012

Trade receivables	$154	$350

Other payables (receivables)	$34	$(5)

C.	Revenues from related parties

The Company is engaged with customers, which are related parties of one of its shareholders.

D.	Management fees and consulting to shareholders

In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2010, 2011 and 2012. Additional fees in 2012 related to the consulting agreemant with Mr. Rivel (see Note  10F).

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 17 - Fair Value of Financial Instruments

The Company adopted ASC Topic 820 for fair value measurements of financial assets and financial liabilities. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

*	Level 1 valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

*	Level 2 valuation based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs for the asset or liability, either directly or indirectly.

*	Level 3 valuation based on unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company's embedded currency conversion derivatives are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2012.

As of December 31, 2012, the Company held approximately $1,658 of U.S government or government agency marketable securities all calssified as available for sale, and approximately $11,227 of marketable corporate debt securities ($11,014 are calssified as available for sale, and $213 as trading).

Assets and liabilities measured at fair value at December 31, 2011 and 2012, are summarized below:

		Fair Value Measurements at Reporting Date Using

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,552	$1,552	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	11,014	-	-
US government or government
agency debentures	1,658	1,658	-	-
short term investments	1,339	1,339	-	-
Hedging derivatives	292	-	292	-
Fair value of embedded
currency conversion
derivatives	691	-	691	-
Total	$16,546	$15,563	$983	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$682	$-	$682	$-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,666	$1,666	$-	$-
Available-for-sale securities:
Corporate debentures	14,239	14,239	-	-
US government or government
agency debentures	2,859	2,859	-	-
Fair value of embedded
currency conversion
derivatives	797	-	797	-
Total	$19,561	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,970	$-	$1,970	$-

In addition, the Companys' financial assets and liabilities consist of cash and cash equivalents, short- term investments, trade and other receivables and trade and other payables. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery  of the amortization cost basis, these investments are not considered other than temporarily impaired.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note 18 - Derivative Financial Instruments

A.	Derivative financial instruments are presented as other assets , the fair value of the Company's outstanding derivative instruments as of December 31, 2012 is summarized below:

	Asset Derivatives (*)
	December 31,	December 31,
	2012	2011

Derivatives designated
as hedging instruments

Foreign exchange contracts	292	-
	$292	$-
Derivatives not designated
as hedging instruments

Foreign exchange contracts	5	-
	$5	$-
(*) Presented as part of other assets.

B.	The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the year ended December 31, 2012 is summarized below:

	Gain Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net December 31, 2012	Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*) December 31, 2012

Derivatives designated
as hedging instruments

Foreign exchange contracts	346	54
	$346	$54

(*) Presented as part of operational cost

C.	The notional amounts of outstanding foreign exchange contracts at December 31, 2012 is summarized below:

	Forward contracts
	Buy	Sell
	December 31,	December 31,
	2012	2012

ILS/USD	6,970	-

EUR/USD	-	4,169
	$6,970	$4,169

RRsat Global Communications Network Ltd.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 19 - Subsequent Events

On January 23, 2013, the Company's shareholders granted to five of its directors, options to purchase 65,000 Ordinary Shares of the Company, with an exercise price of $6.85 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche.

The vesting period for 20,000 options to two directors is according to the following schedule: 50% of the options shall vest on January 23, 2015, and the remaining options shall vest in 8 installments (6.25% each) every three months commensing January 23, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The vesting period for 45,000 options to three directors is in three equal installments during the three years from the grant date. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5% , as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1) A risk-free, annual interest rate within the range of 0.57%-1.00% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government Bonds.

(2)  An expected average volatility within the range of 39.18%- 47.984%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on the NASDAQ National Market since October 2006.

(3) The average expected term of the options is within the range of 4-5.5 years.

As of the grant date, there was approximately $160 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.

Organization And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation	B. Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Functional And Reporting Currency

C. Functional and reporting currency

The currency of the primary economic environment in which the Company operations are conducted is the U.S. dollar. Therefore it has been determined by the company that its functional currency is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using current exchange rates. Gains and losses from the translation of foreign currency balances are recorded in the statement of operations.

Principle Of Consolidation

D. Principle of Consolidation

The accompanying consolidated financial statements include the accounts of RRsat Global Communications Network Ltd. and its owned subsidiaries (collectively, the Company).  All intercompany balances and transactions have been eliminated in consolidation.

Cash And Cash Equivalents	E. Cash and cash equivalents Cash and cash eqvivalents consist of cash and deposits with original maturity of three months or less from the date of invesment.
Marketable Securities And Short Term Investments

F. Marketable securities and short term investments

Marketable securities at December 31, 2012 and 2011 consist of corporate debentures, corporate shares, government debentures, mutual funds, and treasury notes. The Company classifies its debt securities in one of three categories: trading, available for sale or held to maturity and its equity securities into trading. Trading securities are bought and held principally for the purpose of selling them in the near term. Held to maturity debt securities are those securities in which the Company has the ability and intent to hold the security until maturity. All securities not included in trading or held to maturity are classified as available for sale.

Trading and available for sale securities are recorded at fair value. The fair value of debt securities and equity securities is based on quoted market prices in active markets at the reporting date for those investments. Held to maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available for sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held to maturity or available for sale security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Interest and marketable securities income" line item in the consolidated statements of operations. Dividend and interest income are recognized when earned.

The Company's consolidated statements of income reflects the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis. For available for sale (AFS) and held to maturity (HTM) debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated other comprehensive income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company's cash flow projections using its base assumptions.

A decline in the market value of any AFS or HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Short-term investments balance represents a bank deposit that was collateralized against a credit line until February 2013.

As of the financial statements date the balance was unrestricted and may be used by the company pending its own discretion.

Provision For Doubtful Accounts

G. Provision for doubtful accounts

The financial statements include general and specific provisions for doubtful debts, which, in management's opinion, adequately reflect the estimated losses resulting from account recivables for which the collection is not reasonably probable.  Doubtful  debts, which according to Company's management assesment are unlikely to be collected, are written-off  from the Company's books, based on a management resolution.  Management's determination of the adequacy of the provision is based, inter alia, on an evaluation of the risk, by considering the available information on the financial position of the debtors, the volume of their business, the age of the recievable balance, an evaluation of the security received from them and past experience. The changes in the provision during the year:

	Year ended December 31
	2010	2011	2012

Opening balance	$4,484	$5,641	$6,892
Additions during the year	2,024	2,217	2,895
Deductions during the year	(867)	(966)	(2,207)

Closing balance	$5,641	$6,892	$7,580

Assets Held For Employees Severance Benefits

H. Assets held for employees severance benefits

Assets held for employees severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies that are recorded at their current redemption value.

Fixed Assets

I. Fixed assets

Fixed assets are stated at cost less accumulated depreciation and amortization.

Depreciation is calculated by the straight-line method on the basis of the estimated useful lives of the assets using the following annual rates:

%
Buildings	2 - 5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the shorter
of the underlying lease or 10 years.

Goodwill

J. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually, on December 31 or upon the occurrence of a trigger event. In accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other, the goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. In September 2011, the FASB amended its guidance to simplify testing goodwill for impairment, allowing an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If an entity determines as a result of the qualitative assessment that it is more likely than not (> 50% likelihood) that the fair value of a reporting unit is less than its carrying amount, then the quantitative test is required. Otherwise, no further testing is required.

In November 2008, the Company acquired from Bezeq The Israeli Telecommunication Corporation Ltd. ("Bezeq") its satellite business including the Bezeqsat and "711" business units (services to television and radio brand casting companies and mobile satellite communication services) and real property and assets of the Emeq Haela teleport located in Israel. As a result of the acquisition, the Company enhanced its infrustructure and service offering. The aggregate purchase price was $15,573 and was paid in cash of which $3,734 was allocated to goodwill. The Company has accounted for this acquisition as business combination.

The goodwill recorded in the acquisition from Bezeq represents future synergy in the company's content management and distribution services resulting from the use of the Emeq Haela facility for expanding its business.

On November 13, 2012 the Company's U.S. subsidiary, RRsat America Global Communications Network Inc. (RRsat America)  acquired the assets and operations of SM2 Sports & Media Solutions ("SM2"), a U.S. based  provider of occasional-use international sports distribution and syndication services. The aggregate purchase price was $1,218 and was paid in cash of which $1,159 was allocated to goodwill. The Company has accounted for this acquisition as business combination. The goodwill recorded in the acquisition from SM2 represents future synergy  in the company's new activity of Occasional Use broadcast and distribution of live sports in the United States resulting from the use of the Company's infrastructure.

As of December 31, 2012 and 2011 the entire goodwill balance resides in the content management and distribution reporting units.

No impairment loss was recognized in 2011 and 2012. See also Note 15.

Intangible Assets

K. Intangible Assets

Intangible assets are stated at cost less accumulated amortization.

Amortization is calculated by the straight-line method on the basis of the estimated useful lives of the assets using annual rates between 10-33%.

Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relationship	8.3-33
Licenses	10

Intangible assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. There were no such triggering events in 2011 and 2012.

Impairment Of Long-Lived Assets

L. Impairment of long-lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall,  long lived assets, such as fixed assets, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Stock Compensation Plans

M. Stock compensation plans

The Company accounts for its directors and employees stock-based compensation awards in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC Topic 718 requires that all stock- based compensation be recognized as an expense in the financial statements and that such cost be measured at the fair value of the awards at the grant date, ultimately expected to vest (net of forfeitures).

The Company recognizes the cost of awards with graded vesting based on a straight- line method, and of awards with conditional vesting on market performence conditions based on graded method.

Income Per Ordinary Share

N. Income per Ordinary Share

Basic income per Ordinary Share is calculated by dividing the net income attributable to Ordinary Shares by the weighted average number of Ordinary Shares outstanding during the period. The diluted income per Ordinary share calculation is similar to basic income per share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares, during the period if dilutive. Potential common shares arise from stock options and unvested restricted share units. The dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per Ordinary Share for the years indicated.

	Year ended December 31
	2010	2011	2012
Income per Ordinary Share
Net income attributable to Ordinary Shares	$8,710	$4,335	$8,290
Weighted average number of Ordinary Shares
outstanding used in basic income per
Ordinary Share calculation	17,330,024	17,346,561	17,346,561
Add assumed exercise of outstanding
dilutive potential Ordinary Shares	50,653	-	-

Weighted average number of Ordinary Shares
outstanding used in diluted income per
Ordinary Share calculation	17,380,677	17,346,561	17,346,561

Basic income per Ordinary Share	0.50	0.25	0.48

Diluted income per Ordinary Share	0.50	0.25	0.48

Income Taxes

O. Income taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for deferred tax assets if it is more likely then not, the Company will not be able to realize their benefit. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets and liabilities are classified as current or non current items in accordance with the nature of the assets or liabilities to which they relate. When there are no underlying assets or liabilities the deferred tax assets and liabilities are classified in accordance with the period of expected reversal. Income tax expenses represent the tax payable for the period and the changes during the period in deferred tax assets and liabilities.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Use Of Estimates

P. Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; impairment of reporting units containing goodwill; allocation of fair value of assets and liabilities in acquisitions; allowances for doubtful accounts; the valuation of embedded derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Revenue Recognition

Q. Revenue recognition

The Company recognizes revenues when there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain, the price is fixed or determinable and the collection of the resulting receivable is probable. Revenues from services are recognized on a straight-line basis, over the contractual term of the arrangement during which services are rendered, which generally extends over terms of three to five years with an automatic renewal option for an additional one to five years. Deposits received in advance are classified as deferred revenue and not recognized as revenues until the related services are provided.

Revenues from sales of communication equipment are recognized upon the delivery to the customer and the transfer of the principal risks and rewards arising from ownership over the sold products.

VAT collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operation.

Liability In Respect Of Employees Severance Payments

R. Liability in respect of employees severance payments

The Company records its obligation with respect of employees severance payments as if it was payable at each balance sheet date (the "shut-down method"). The liability is recognized on an undiscounted basis and is calculated on the basis of the latest salary of each employee in Israel multiplied by the number of years of employment as of the balance sheet date. Employee benefits subject to section 14 of the Israel Severance pay law- 1963 are accounted for as defined contribution plans (see note 9).

Derivative Instruments And Hedging Activities

S. Derivative Instruments and Hedging Activities

The Company uses financial instruments such as forward exchange contracts to hedge a portion, but not all, existing and forecasted foreign currency denominated transactions. The purpose of the Company's foreign currency hedging program is to manage the effect of exchange rate fluctuations on its gross profit, operating expenses and eventual cashflows. The Company accounts for derivative and hedging activities in accordance with FASB ASC Topic 815, Derivatives and Hedging , which requires that all derivatives instruments be recorded on the balance sheet as either assets or liabilities at their respective fair value. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument's effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is dedesignated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

The Company ocasionally enters into commercial (foreign currency) contracts in which a derivative instrument is "embedded", based on the future non cancelable contractual term.  For these embedded derivatives, for which the economic characteristics and risks are not clearly and closely related to the economic characteristics and risks of the host contract, the changes in fair value are recorded in the statement of operations.

Concentration Of Credit Risk

T. Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade accounts receivable and derivatives financial instruments used in hedging activities. Cash and cash equivalents are deposited with several major financial institutions in Israel and the U.S. The Company invests in securities with original maturity dates of up to four years with credit ratings of A- and above, and, by policy, limits the amount of credit exposure with any financial institution or commercial issuer. The Company has not experienced any material credit loss on its investments.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical  dispersion of the Company's customer base and the Company's policy of generally requiring collateral from its customers to secure account receivables.

The Company maintains an allowance for potential credit losses based upon expected collectability of all accounts receivables.

The Company is exposed to credit loss in the event of non- performance by counterparties on the foreign exchange contracts the Company uses in hedging activities. These counterparties are established financial institutions and to date no such counterparty has failed to meet its financial obligations to the Company under such contracts.

For the years ended December 31, 2012, 2011 and 2010 no customer accounts for more than 10% of total revenues.

Fair Value Measurements

U. Fair Value Measurements

The company adopted  ASC Topic 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Recently Issued

V. Recently issued

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

Organization And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Changes In Provision For Doubtful Accounts

	Year ended December 31
	2010	2011	2012

Opening balance	$4,484	$5,641	$6,892
Additions during the year	2,024	2,217	2,895
Deductions during the year	(867)	(966)	(2,207)

Closing balance	$5,641	$6,892	$7,580

Schedule Of Depreciation Percentage Of Fixed Assets
%
Buildings	2- 5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the shorter
of the underlying lease or 10 years.

Schedule Of Depreciation Percentage Of Intangible Assets
Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relationship	8.3-33
Licenses	10

Computation Of Basic And Diluted Income Per Ordinary Share

	Year ended December 31
	2010	2011	2012
Income per Ordinary Share
Net income attributable to Ordinary Shares	$8,710	$4,335	$8,290
Weighted average number of Ordinary Shares
outstanding used in basic income per
Ordinary Share calculation	17,330,024	17,346,561	17,346,561
Add assumed exercise of outstanding
dilutive potential Ordinary Shares	50,653	-	-

Weighted average number of Ordinary Shares
outstanding used in diluted income per
Ordinary Share calculation	17,380,677	17,346,561	17,346,561

Basic income per Ordinary Share	0.50	0.25	0.48

Diluted income per Ordinary Share	0.50	0.25	0.48

Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Schedule Of Cash And Cash Equivalents

	December 31	December 31
	2011	2012

Denominated in U.S. dollars	$10,576	$9,157
Denominated in Euro	3,361	2,500
Denominated in NIS	318	468
Other	188	8

	$14,443	$12,133

Marketable Securities And Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities And Short Term Investments [Abstract]
Schedule Of Marketable Securities

	December 31	December 31
	2011	2012

Trading	$1,666	$213
Available for sale	17,098	12,672
Short term investments	-	1,339
	$18,764	$14,224

Schedule Of Available-For-Sale Securities

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2012
Available- for- sale:
Corporate debentures	$10,868	$163	$(17)	$11,014
Governmental debentures	1,607	51	-	1,658
	$12,475	$214	$(17)	$12,672

As of December 31, 2011
Available- for- sale:
Corporate debentures	$14,347	$83	$(191)	$14,239
Governmental debentures	2,847	20	(8)	2,859
	$17,194	$103	$(199)	$17,098

Schedule Of Available-For-Sale Securities Maturities

Market Value
Within One year	$2,466
1 to 2 years	6,079
2 to 3 years	4,128
$12,672

Schedule Of Gross Unrealized Losses On Available-For-Sale Securities
At December 31, 2012	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(17)	$2,918
	$(17)	$2,918

At December 31, 2011	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
	$(199)	$7,685

Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables [Abstract]
Schedule Of Other Receivables

	December 31	December 31
	2011	2012

Government institutions	$641	$414
Derivatives designated as hedging instruments	-	292
Other	45	97

	$686	$803

Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Prepaid Expenses [Abstract]
Schedule Of Deposits And Long-Term Prepaid Expenses

	December 31	December 31
	2011	2012

Long-term deposits (1)	$152	$109
Prepaid expenses (2)	1,891	2,375

	$2,043	$2,484

(1)	Deposits in respect of operating leases of motor vehicles.

(2)	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.

Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization [Abstract]
Schedule Of Fixed Assets

	December 31	December 31
	2011	2012

Land	$379	$379
Building	12,259	13,754
Communications equipment	54,281	57,667
Office furniture and equipment	5,560	6,472
Motor vehicles	802	822
Leasehold improvements	6,133	6,023
	79,414	85,117
Accumulated depreciation and amortization	33,919	42,446

Fixed assets , net	$45,495	$42,671

Accounts Payable - Other (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable - Other [Abstract]
Schedule Of Accounts Payable, Other

	December 31	December 31
	2011	2012

Liabilities regarding employees	$1,282	$1,563
Government institutions (*)	1	1,544
Accrued expenses	720	1,609
Related parties	34	-
Other	298	229
	$2,335	$4,945

(*)	of which $ 931 relate to withholding tax for distributed dividends

Commitments, Contingent Liabilities And Liens (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities And Liens [Abstract]
Schedule Of Operating Leases Annual Payments
2013	$41,973
2014	28,364
2015	20,127
2016	10,353
2017 and thereafter	7,981
$108,798

Schedule Of Amounts Of Guarantees

	December 31	December 31
	2011	2012

Guarantees provided by the banks to third parties	$2,671	$2,426

Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Options Available For Grant

	Available for grant
(In thousands)
Balance as of January 1, 2011	218
Option pool increase	520
Options granted	(260)	(a)
Balance as of December 31, 2011	478
Options cancelled	260	(a)
Option pool increase	520
Options granted	(995)
Balance as of December 31, 2012	263

(a)
On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share.

The vesting schedule for the above options was based on average closing price of the Shares on December 2012,2013 and 2014 on the NASDAQ .

On September 24, 2012, the Company's shareholders granted Dr. Shlomo Shamir, the Chairman of the Company's Board of Directors, options to purchase 200,000 Ordinary Shares of the Company, with an exercise price of $5.28 per share under the Company's option Plan. as a result, there was approximately $245 of additional unrecognized compensation cost related to non- vested options to be recognized over the vesting period under a straight line method.

As a condition to the grant, Dr. Shamir has agreed to the termination of outstanding options to purchase 260,198 ordinary shares, which were granted to Dr. Shamir in June 2011.

Schedule Of Options Outstanding By Exercise Price Range

	Options Outstanding
Range of Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price

$12.50	15	0.08	$12.50
$4.67- $5.82	995	6.59	4.76
	1,010	6.49	4.87

Schedule Of Weighted-Average Assumptions

	Year Ended December 31,
	2010	2011	2012
Expected stock price volatility	51.3%	49.9%	42.0%- 48.4%
Risk free interest rate	0.9%	1.2%	0.5%- 1.2%
Dividend yield	3.4%	3.4%	6.5%- 8.1%
Expected life of options (in years)	3	5	5

Schedule Of Allocation Of Stock-Based Compensation

	Year ended December 31
	2010	2011	2012
Cost of revenues	67	-	17
Sales and marketing	85	-	25
General and administrative	220	117	260

	372	117	302

	Year ended December 31
	2010	2011	2012
Tax benefit recognized in respect
of stock- based compensation
expenses	142	27	-

Schedule Of Information Relating To Options Outstanding

					Aggregate
					intrinsic value
					as of
	Remaining		Grant date	Grant date	December 31,
Number of	contractual	Exercise	fair value per	intrinsic	2011
options	life (in years)	Price (in $)	Share (in $)	Value (in $)	(in $)

37.8	-	5.60	5.60	-	-
37.8	-	6.16	5.60	-	-
44.1	-	6.77	5.60	-	-
50.4	-	7.45	5.60	-	-
63	-	8.35	5.60	-	-
233.1					-

The options activities are as follows (in thousands, except weighted average exercise price):

2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Options Activity

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	15	$12.50	15	$12.50	275	$7.18
Grants	-	-	260	6.87	995	4.76
Canceled	-	-	-	-	(260)	6.87
Balance,
end of year	15	$12.50	275	$7.18	1,010	$4.87
Exercisable,
end of year	-	-	5	$12.50	10	$12.50

2006 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Options Activity

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Balance,
end of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Exercisable,
end of year	170.1	$6.58	233.1	$6.99	-	-

Segments Results (Tables)	12 Months Ended
Dec. 31, 2012
Segments Results [Abstract]
Schedule Of Components Of Results Of Operations By Segment
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			$9,653

Financial expenses, net			1,522

Other expenses, net			(1)

Income before taxes on in income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Year ended December 31, 2011
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on in income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Year ended December 31, 2010

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$6,996	$95,031	$102,027

Gross profit	$390	$25,675	$26,065

Sales and marketing			6,380
General and administrative			9,194

Operating income			$10,491

Financial income, net			667

Income before taxes on in income			$11,158

Depreciation and amortization	$444	$6,010	$6,454

Schedule Of Revenues And Long-Lived Assets By Geographic Areas

	Year ended December 31
Revenues:	2010	2011	2012

North America	$24,464	$31,763	$32,844
Europe	45,476	48,181	48,325
Asia	9,278	9,537	10,578
Israel	7,329	9,884	8,908
Middle East (other than Israel)	13,930	11,900	10,006
Rest of the world	1,550	1,655	2,739

	$102,027	$112,920	$113,400

Long lived assets:		December 31	December 31
		2011	2012

Israel		$44,249	$41,529
North America		5,566	6,506
Total		$49,815	$48,035

Interest And Marketable Securities Income (Tables)	12 Months Ended
Dec. 31, 2012
Interest And Marketable Securities Income [Abstract]
Schedule Of Interest And Marketable Securities Income

	Year ended December 31
	2010	2011	2012

Interest on deposits, net	$61	$32	$111
Interest on trade securities	36	27	6
Discount accretion and premium amortization
of held- to- maturity securities, net	15	-	-
Discount accretion and premium amortization
of available- for- sale securities, net	422	325	495
Profits (loss) from trading securities, net	164	(158)	59
Other	(17)	174	$68

	$681	$400	$739

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Income Tax Expense Included In The Statement Of Operations

	Year ended December 31
	2010	2011	2012

Current taxes	$2,197	$1,661	$2,192
Taxes in respect to previous years	145	67	-
Deferred taxes	106	250	692
Income tax expense *	$2,448	$1,978	$2,884

* Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws.

Schedule Of Income Before Income Taxes And Income Taxes Expense (Benefit)

	Year ended December 31
	2010	2011	2012

Income (loss) before income taxes:
Israel	$11,475	$5,703	$10,473
Foreign Jurisdiction	(317)	610	701
	$11,158	$6,313	$11,174

Income tax expense (benefit):
Current taxes:
Israel	$2,197	$2,074	$2,162
Foreign Jurisdiction	-	(413)	30
	$2,197	$1,661	$2,192

Tax expense (benefit) in respect to previous years:
Israel	$145	$(358)	$-
Foreign Jurisdiction	-	425	-
	$145	$67	$-

Deferred taxes:
Israel	$131	$(366)	$421
Foreign Jurisdiction	(25)	616	271
	$106	$250	$692

Total	$2,448	$1,978	$2,884

Schedule Of Income Tax Reconciliation

	Year ended December 31
	2010	2011	2012

Statutory tax rate	25%	24%	25%

Income before taxes on income as
reported in the statement of operations	$11,158	$6,313	$11,174

Computed "expected" tax expense	2,790	1,515	2,794

Non-deductible expenses	40	29	151
Tax adjustment in respect
of different tax rate for foreign subsidiaries	64	97	132
Taxes in respect to previous years	145	67	-
Influence of change in tax rate on DTA	210	127	-
Valuation allowance	210	(478)	(183)
Differences in basis of measurment for
financial reporting and tax return purposes	(1,185)	711	24
Utilize tax losses from prior years	227	(8)	(2)
Other differences, net	(53)	(82)	(32)

	$2,448	$1,978	$2,884

Schedule Of Deferred Tax Assets And Liabilities

	December 31	December 31
	2011	2012

Deferred tax assets:

Provision for doubtful debts	$1,723	$1,893
Vacation pay accruals	143	151
Stock-based compensation	261	238
Foreign currency embedded
derivatives	293	-
Marketable securities	266	59
Net operating loss carryforwards	379	-
Severance pay fund	15	43

Total gross deferred tax assets	$3,080	$2,384

Less valuation allowance	(242)	(59)

Deferred tax assets, net	$2,838	$2,325

Deferred tax liabilities:
Marketable securities	$-	$(49)
Fixed assets	(1,767)	(1,855)
Foreign currency embedded
derivatives	-	(14)
Cash flow hadging derivatives	-	(73)
Goodwill	(286)	(388)

Total gross deferred tax liabilities	$(2,053)	$(2,379)

Net deferred tax asset (liability)	$785	$(54)

Reconciliation Of Unrecognized Tax Benefits

	2011	2012
Balance at January 1	$1,172	$1,394
Increase related to prior year tax positions	116	-
Increase related to current year tax positions	106	127
Balance at December 31	$1,394	$1,521

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Intangible Assets [Abstract]
Schedule Of Acquired Finite-Lived Intangible Assets

	December 31, 2012
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated	Net
	amount	period	amortization	amount
Amortizing intangible assets:
Franchise agreement	$857	1.3 yrs	$(689)	$168
Brand name	274	1.3 yrs	(208)	66
Customer relationship	408	4.1 yrs	(253)	155
Licenses	147	5.6 yrs	(64)	83
Total	$1,686		$(1,214)	$472

	December 31, 2011
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated	Net
	amount	period	amortization	amount
Amortizing intangible assets:
Franchise agreement	$857	2.3 yrs	$(538)	$319
Brand name	274	2.3 yrs	(158)	116
Customer relationship	281	1 yrs	(228)	53
Licenses	147	6.6 yrs	(49)	98
Total	$1,559		$(973)	$586

The expected intangible assets amortization expense for each of the next five years and thereafter is as follows:

Schedule Of Expected Intangible Assets Amortization Expense
2013	225
2014	75
2015	75
2016 and thereafter	97
$472

Transactions And Balances With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions And Balances With Related Parties [Abstract]
Schedule Of Transactions With Related Parties
A.	Transactions with related parties

	Year ended December 31
	2010	2011	2012

Revenues from sales and services (C)	$1,148	$1,192	$1,145

General and administrative	$59	$89	$42

Management and consulting fees to shareholders (D)	$398	$398	$428

Purchase of fixed asset	$40	$322	$253

C.	Revenues from related parties

The Company is engaged with customers, which are related parties of one of its shareholders.

D.	Management fees and consulting to shareholders

In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2010, 2011 and 2012. additional fees in 2012 related to the consulting agreemant with Mr. Rival (see Note  10F).

Schedule Of Balances With Related Party

	December 31	December 31
	2011	2012

Trade receivables	$154	$350

Other payables (receivables)	$34	$(5)

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

		Fair Value Measurements at Reporting Date Using

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,552	$1,552	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	11,014	-	-
US government or government
agency debentures	1,658	1,658	-	-
short term investments	1,339	1,339	-	-
Hedging derivatives	292	-	292	-
Fair value of embedded
currency conversion
derivatives	691	-	691	-
Total	$16,546	$15,563	$983	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$682	$-	$682	$-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,666	$1,666	$-	$-
Available-for-sale securities:
Corporate debentures	14,239	14,239	-	-
US government or government
agency debentures	2,859	2,859	-	-
Fair value of embedded
currency conversion
derivatives	797	-	797	-
Total	$19,561	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,970	$-	$1,970	$-

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Fair Value Of The Company's Outstanding Derivative Instruments

	Asset Derivatives (*)
	December 31,	December 31,
	2012	2011

Derivatives designated
as hedging instruments

Foreign exchange contracts	292	-
	$292	$-
Derivatives not designated
as hedging instruments

Foreign exchange contracts	5	-
	$5	$-
(*) Presented as part of other assets.

Effect Of Derivative Instruments On Cash Flow Hedging And The Relationship Between Income And Other Comprehensive Income
	Gain Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net December 31, 2012	Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*) December 31, 2012

Derivatives designated
as hedging instruments

Foreign exchange contracts	346	54
	$346	$54

(*) Presented as part of operational cost

Notional Amounts Of Outstanding Foreign Exchange Contracts

	Forward contracts
	Buy	Sell
	December 31,	December 31,
	2012	2012

ILS/USD	6,970	-

EUR/USD	-	4,169
	$6,970	$4,169

Organization And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2008
Cash paid for aquired entity		$ 15,573
Cash allocated to goodwill		3,734
Aggregate purchase price	1,218
Aggregate purchase price allocated to goodwil	$ 1,159
Minimum [Member]
Depreciation rate of intangible assets	10.00%
Maximum [Member]
Depreciation rate of intangible assets	33.00%

Organization And Summary Of Significant Accounting Policies (Schedule Of Changes In Provision For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Opening balance	$ 6,892	$ 5,641	$ 4,484
Additions during the year	2,895	2,217	2,024
Deductions during the year	(2,207)	(966)	(867)
Closing balance	$ 7,580	$ 6,892	$ 5,641

Organization And Summary Of Significant Accounting Policies (Schedule Of Depreciation Percentage Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	10.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	2.00%
Minimum [Member] | Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	10.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	6.00%
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	5.00%
Maximum [Member] | Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	15.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	33.00%

Organization And Summary Of Significant Accounting Policies (Schedule Of Depreciation Percentage Of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Brand Name [Member]
Depreciation rate of intangible assets	18.20%
Licenses [Member]
Depreciation rate of intangible assets	10.00%
Minimum [Member]
Depreciation rate of intangible assets	10.00%
Minimum [Member] | Franchise Rights [Member]
Depreciation rate of intangible assets	18.00%
Minimum [Member] | Customer Relationships [Member]
Depreciation rate of intangible assets	8.30%
Maximum [Member]
Depreciation rate of intangible assets	33.00%
Maximum [Member] | Franchise Rights [Member]
Depreciation rate of intangible assets	33.00%
Maximum [Member] | Customer Relationships [Member]
Depreciation rate of intangible assets	33.00%

Organization And Summary Of Significant Accounting Policies (Computation Of Basic And Diluted Income Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Net income attributable to Ordinary Shares	$ 8,290	$ 4,335	$ 8,710
Weighted average number of Ordinary Shares outstanding used in basic income per Ordinary Share calculation	17,346,561	17,346,561	17,330,024
Add assumed exercise of outstanding dilutive potential Ordinary Shares			50,653
Weighted average number of Ordinary Shares outstanding used in diluted income per Ordinary Share calculation	17,346,561	17,346,561	17,380,677
Basic income per Ordinary Share	$ 0.48	$ 0.25	$ 0.5
Diluted income per Ordinary Share	$ 0.48	$ 0.25	$ 0.5

Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 12,133	$ 14,443	$ 13,091	$ 14,941
Decrease in cash and cash equivalents due to changes in exchange-rate differences	30	319
Denominated in U.S. dollars
Cash and cash equivalents	9,157	10,576
Denominated in Euro
Cash and cash equivalents	2,500	3,361
Denominated in NIS
Cash and cash equivalents	468	318
Other [Member]
Cash and cash equivalents	$ 8	$ 188

Marketable Securities And Short Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable Securities And Short Term Investments [Abstract]
Proceeds from the sale of investment securities available- for- sale	$ 10,159	$ 12,161	$ 10,281
Gross realized gains included in interest and marketable securities income	92	61
Portfolio of investment securities classified as trading	213	1,666
Net realized gains (losses) on trading securities included in interest and marketable securities income	49	(174)	187
Unrealized gains (losses) on trading securities held at year end and included in interest and marketable securities income	$ 10	$ 18	$ (23)

Marketable Securities And Short Term Investments (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities And Short Term Investments [Abstract]
Trading	$ 213	$ 1,666
Available for sale	12,672	17,098
Short term investments	1,339
Marketable Securities, Total	$ 14,224	$ 18,764

Marketable Securities And Short Term Investments (Schedule Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 12,475	$ 17,194
Gross unrealized holding gains	214	103
Gross unrealized holding (losses)	(17)	(199)
Fair value	12,672	17,098
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,868	14,347
Gross unrealized holding gains	163	83
Gross unrealized holding (losses)	(17)	(191)
Fair value	11,014	14,239
Governmental Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,607	2,847
Gross unrealized holding gains	51	20
Gross unrealized holding (losses)		(8)
Fair value	$ 1,658	$ 2,859

Marketable Securities And Short Term Investments (Schedule Of Available-For-Sale Securities Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities And Short Term Investments [Abstract]
Within One year	$ 2,466
1 to 2 years	6,079
2 to 3 years	4,128
Fair value	$ 12,672	$ 17,098

Marketable Securities And Short Term Investments (Schedule Of Gross Unrealized Losses On Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, Total	$ (17)	$ (199)
Fair value, Total	2,918	7,685
Corporate Debentures- Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, Total	(17)	(191)
Fair value, Total	2,918	6,930
US Agency And Other Governmental Debentures- Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, Total		(8)
Fair value, Total		$ 755

Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 803	$ 686
Government Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	414	641
Derivatives Designated As Hedging Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	292
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 97	$ 45

Long-Term Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Prepaid Expenses [Abstract]
Long-term deposits	$ 109	[1]	$ 152	[1]
Prepaid expenses	2,375	[2]	1,891	[2]
Deposits and long-term prepaid expenses, Total	$ 2,484		$ 2,043

[1]	Deposits in respect of operating leases of motor vehicles.
[2]	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.

Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 85,117	$ 79,414
Accumulated depreciation and amortization	42,446	33,919
Fixed assets, net	42,671	45,495
Depreciation and amortization expenses	8,549	8,072	6,058
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	379	379
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	13,754	12,259
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	57,667	54,281
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,472	5,560
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	822	802
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 6,023	$ 6,133

Accounts Payable - Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts Payable - Other [Abstract]
Liabilities regarding employees	$ 1,563		$ 1,282
Government institutions	1,544	[1]	1
Accrued expenses	1,609		720
Related parties			34
Other	229		298
Accounts Payable, Other, Total	4,945		2,335
Tax withholdings for distributed dividends	$ 931

[1]	of which $ 931 relate to withholding tax for distributed dividends

Liability In Respect Of Employees Severance Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability In Respect Of Employees Severance Payments [Abstract]
Expenses recorded for employees severance payments	$ 331	$ 31	$ 428

Commitments, Contingent Liabilities And Liens (Narrative) (Details)	1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILA [Member] USD ($)	Mar. 11, 2007 ILA [Member] sqft	Dec. 31, 2012 Re'em Teleport [Member] USD ($)	Dec. 31, 2012 Re'em Teleport [Member] ILS	Dec. 31, 2012 Marbella Equities, LLC [Member] USD ($)	Dec. 31, 2012 Bank Igud [Member] USD ($)	Dec. 31, 2012 Bank Leumi [Member] USD ($)	Dec. 31, 2012 CEO [Member] USD ($)	Dec. 31, 2012 CEO [Member] ILS	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Operating lease expenses		$ 57,314,000	$ 58,601,000	$ 50,990,000
Rental expenses under the lease agreements		439,000	625,000	436,000
Lines of credit										2,700,000	1,300,000
Commitment fee percentage														0.05%	0.10%
Number of days notice prior to cancellation or change of line of credit		30 days
Area of land						538,200
Long- term land lease prepaid expenses		7,563,000	7,642,000		1,121,000
Land lease term					49 years
Land lease term extension					49 years		3 years	3 years
Land lease termination fee percent, initial					15.00%
Land lease termination fee percent, per annum					6.00%
Fines paid							41,500	160,000
Damages sought									300,000
Period of compensation												24 months	24 months
Compensation paid quarterly												650,000
Annual fee												60,000
Automotive Expense Reimbursed													17,500
Minimum revenue to receive finder's agreement success fee	$ 120,000
Success fee as a percentage of consideration received from new customers	5.00%
Finder's agreement term length	2 years
Finder's agreement expiration	Jun 30, 2014

Commitments, Contingent Liabilities And Liens (Schedule Of Operating Leases Annual Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments, Contingent Liabilities And Liens [Abstract]
2013	$ 41,973
2014	28,364
2015	20,127
2016	10,353
2017 and thereafter	7,981
Operating leases, annual payments due, Total	$ 108,798

Commitments, Contingent Liabilities And Liens (Schedule Of Amounts Of Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments, Contingent Liabilities And Liens [Abstract]
Guarantees provided by the banks to third parties	$ 2,426	$ 2,671

Share Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2012 2006 Plan [Member] item	Mar. 15, 2006 2006 Options [Member] item	Sep. 24, 2012 Board Of Directors Chairman [Member]	Jun. 28, 2011 Board Of Directors Chairman [Member]	Dec. 31, 2012 Board Of Directors Chairman [Member]	Dec. 31, 2012 Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares granted requiring Notification to Ministry of Communications		10.00%						5.00%
Number of days for notification to Ministry of Communications		21 days
Authorized shares for issuance			1,481,794
Options to purchase	65,000			233,100	200,000	260,198
Exercise price per share	$ 6.85				$ 5.28	$ 6.87
Vesting period			4 years	4 years
Percent of options available to vest			50.00%
Number of vesting installments			8	5
Percent of options available to vest, per quarter after inital vest			6.25%
Options terminated			260,000		260,198
Weighted-average of fair value options granted							$ 1.68
Unrecognized compensation cost	$ 160		$ 1,490		$ 245
Period to recognize compensation costs			3 years 5 months 12 days

Share Capital (Schedule Of Options Available For Grant) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Share Capital [Abstract]
Beginning Balance	478		218
Options cancelled	260	[1]
Option pool increase	520		520
Options granted	(995)		(260)	[1]
Ending Balance	263		478

[1]	On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share. The vesting schedule for the above options was based on average closing price of the Shares on December 2012,2013 and 2014 on the NASDAQ . On September 24, 2012, the Company's shareholders granted Dr. Shlomo Shamir, the Chairman of the Company's Board of Directors, options to purchase 200,000 Ordinary Shares of the Company, with an exercise price of $5.28 per share under the Company's option Plan. as a result, there was approximately $245 of additional unrecognized compensation cost related to non- vested options to be recognized over the vesting period under a straight line method. As a condition to the grant, Dr. Shamir has agreed to the termination of outstanding options to purchase 260,198 ordinary shares, which were granted to Dr. Shamir in June 2011.

Share Capital (Schedule Of Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2011 2006 Plan [Member]	Dec. 31, 2009 2006 Plan [Member]	Dec. 31, 2012 2006 Options [Member]	Dec. 31, 2011 2006 Options [Member]	Dec. 31, 2010 2006 Options [Member]	Dec. 31, 2009 2006 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Under Option, Balance, beginning of year	275,000	15,000	15,000	233,100	233,100	233,100	233,100
Shares Under Option, Grants	995,000	260,000
Shares Under Option, Canceled	(260,000)
Shares Under Option, Balance, end of year	1,010,000	275,000	15,000	233,100	233,100	233,100	233,100
Shares Under Option, Exercisable, end of year	10,000	5,000			233,100	170,100
Weighted- Average Exercise Price, Balance, beginning of year	$ 7.18	$ 12.5	$ 12.5	$ 6.99	$ 6.99	$ 6.99	$ 6.99
Weighted- Average Exercise Price, Grants	$ 4.76	$ 6.87
Weighted- Average Exercise Price, Canceled	$ 6.87
Weighted- Average Exercise Price, Balance, end of year	$ 4.87	$ 7.18	$ 12.5	$ 6.99	$ 6.99	$ 6.99	$ 6.99
Weighted- Average Exercise Price, Exercisable, end of year	$ 12.5	$ 12.5			$ 6.99	$ 6.58

Share Capital (Schedule Of Options Outstanding By Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Options, Number Outstanding	1,010,000
Options, Weighted- Average Remaining Contractual Life	6 years 5 months 27 days
Options, Weighted- Average Exercise Price	$ 4.87
12.50 [Member]
Options, Number Outstanding	15,000
Options, Weighted- Average Remaining Contractual Life	9 months 18 days
Options, Weighted- Average Exercise Price	$ 12.5
4.67 - $5.82 [Member]
Exercise Price, Lower	$ 4.67
Exercise Price, Upper	$ 5.82
Options, Number Outstanding	995,000
Options, Weighted- Average Remaining Contractual Life	6 years 7 months 2 days
Options, Weighted- Average Exercise Price	$ 4.76

Share Capital (Schedule Of Weighted-Average Assumptions) (Details)	0 Months Ended	12 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected stock price volatility			49.90%	51.30%
Risk free interest rate			1.20%	0.90%
Dividend yield	6.50%		3.40%	3.40%
Expected life of options		5 years	5 years	3 years
Minimum [Member]
Expected stock price volatility	39.18%	42.00%
Risk free interest rate	0.57%	0.50%
Dividend yield		6.50%
Maximum [Member]
Expected stock price volatility	47.98%	48.40%
Risk free interest rate	1.00%	1.20%
Dividend yield		8.10%

Share Capital (Schedule Of Allocation Of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 302	$ 117	$ 372
Tax benefit recognized in respect of stock- based compensation expenses		27	142
Cost Of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	17		67
Selling And Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	25		85
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 260	$ 117	$ 220

Share Capital (Schedule Of Information Relating To Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	1,010,000
Remaining contractual life	6 years 5 months 27 days
Exercise Price	$ 4.87
2006 Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	233,100
Aggregate intrinsic value
2006 Options [Member] | $5.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	37,800
Exercise Price	$ 5.6
Grant date fair value per Share	$ 5.6
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $6.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	37,800
Exercise Price	$ 6.16
Grant date fair value per Share	$ 5.6
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $6.77 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	44,100
Exercise Price	$ 6.77
Grant date fair value per Share	$ 5.6
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $7.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	50,400
Exercise Price	$ 7.45
Grant date fair value per Share	$ 5.6
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $8.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	63,000
Exercise Price	$ 8.35
Grant date fair value per Share	$ 5.6
Grant date intrinsic Value
Aggregate intrinsic value

Segments Results (Schedule Of Components Of Results Of Operations By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 113,400	$ 112,920	$ 102,027
Gross profit	27,147	25,981	26,065
Sales and marketing	7,388	7,067	6,380
General and administrative	10,106	10,130	9,194
Operating income	9,653	8,784	10,491
Financial income (expenses), net	1,522	(2,470)	667
Other expenses, net	(1)	(1)
Income before taxes on income	11,174	6,313	11,158
Depreciation and amortization	8,883	8,477	6,454
Mobile Satellite Communication Services [Member]
Revenues	8,956	8,334	6,996
Gross profit	1,587	384	390
Depreciation and amortization	536	506	444
Content Management And Distribution Services [Member]
Revenues	104,444	104,586	95,031
Gross profit	25,560	25,597	25,675
Depreciation and amortization	$ 8,347	$ 7,971	$ 6,010

Segments Results (Schedule Of Revenues And Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 113,400	$ 112,920	$ 102,027
Long lived Assets	48,035	49,815
North America [Member]
Revenues	32,844	31,763	24,464
Long lived Assets	6,506	5,566
Europe [Member]
Revenues	48,325	48,181	45,476
Asia [Member]
Revenues	10,578	9,537	9,278
Israel [Member]
Revenues	8,908	9,884	7,329
Long lived Assets	41,529	44,249
Middle East (Other Than Israel) [Member]
Revenues	10,006	11,900	13,930
Rest Of World [Member]
Revenues	$ 2,739	$ 1,655	$ 1,550

Interest And Marketable Securities Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Profits (loss) from trading securities, net	$ 59	$ (158)	$ 164
Other	68	174	(17)
Interest and marketable securities income, Total	739	400	681
Deposits [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest	111	32	61
Trading Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest	6	27	36
Held-to-maturity Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Discount accretion and premium amortization			15
Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Discount accretion and premium amortization	$ 495	$ 325	$ 422

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2016 Scenario, Forecast [Member]	Dec. 31, 2015 Scenario, Forecast [Member]	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Dec. 31, 2012 Scenario, Forecast [Member]
Tax rate	25.00%	24.00%	25.00%	18.00%	20.00%	21.00%	22.00%	23.00%
Net operating loss carryforwards for US federal income tax		$ 379
Net change in valuation allowance	(183)	(478)	210
Increase in deferred taxes		125
Increase in deferred taxes, recognized in deferred tax income		127
Increase in deferred taxes, recognized in equity		2
Unrecognized tax benefits	1,521	1,394	1,172
Amount that may be recognized by the end of 2013	600
Temporary deferred income tax differences	550
Unrecognized deferred tax liability associated with temporary differences	$ 70

Taxes On Income (Schedule Of Income Tax Expense Included In The Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Current taxes	$ 2,192		$ 1,661		$ 2,197
Taxes in respect to previous years			67		145
Deferred taxes	692		250		106
Income tax expense	$ 2,884	[1]	$ 1,978	[1]	$ 2,448	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws

Taxes On Income (Schedule Of Income Before Income Taxes And Income Taxes Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Income before taxes on income, Israel	$ 10,473		$ 5,703		$ 11,475
Income before taxes on income, Foreign Jurisdiction	701		610		(317)
Income before taxes on income	11,174		6,313		11,158
Current taxes, Israel	2,162		2,074		2,197
Current taxes, Foreign Jurisdiction	30		(413)
Current taxes	2,192		1,661		2,197
Tax expense (benefit) in respect to previous years, Israel			(358)		145
Tax expense (benefit) in respect to previous years, Foreign Jurisdiction			425
Tax expense (benefit) in respect to previous years			67		145
Deferred taxes, Israel	421		(366)		131
Deferred taxes, Foreign Jurisdiction	271		616		(25)
Deferred taxes	692		250		106
Income tax expense	$ 2,884	[1]	$ 1,978	[1]	$ 2,448	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws

Taxes On Income (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Statutory tax rate	25.00%		24.00%		25.00%
Income before taxes on income as reported in the statement of operations	$ 11,174		$ 6,313		$ 11,158
Computed "expected" tax expense	2,794		1,515		2,790
Non-deductible expenses	151		29		40
Tax adjustment in respect of different tax rate for foreign subsidiaries	132		97		64
Taxes in respect to previous years			67		145
Influence of change in tax rate on DTA			127		210
Valuation allowance	(183)		(478)		210
Difference in basis of measurment for financial reporting and tax return purposes	24		711		(1,185)
Utilize tax losses from prior years	(2)		(8)		227
Other differences, net	(32)		(82)		(53)
Income tax expense	$ 2,884	[1]	$ 1,978	[1]	$ 2,448	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws

Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Provision for doubtful debts	$ 1,893	$ 1,723
Vacation pay accruals	151	143
Stock-based compensation	238	261
Foreign currency embedded derivatives		293
Marketable securities	59	266
Net operating loss carryforwards		379
Severance pay fund	43	15
Total gross deferred tax assets	2,384	3,080
Less valuation allowance	(59)	(242)
Net deferred tax assets	2,325	2,838
Marketable securities	(49)
Fixed assets	(1,855)	(1,767)
Foreign currency embedded derivatives	(14)
Cash flow hadging derivatives	(73)
Goodwill	(388)	(286)
Total gross deferred tax liabilities	(2,379)	(2,053)
Net deferred tax asset (liability)	$ (54)	$ 785

Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Balance at January1	$ 1,394	$ 1,172
Increase related to prior year tax positions		116
Increase related to current year tax positions	127	106
Balance at December 31	$ 1,521	$ 1,394

Other Intangible Assets (Schedule Of Acquired Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,686	$ 1,559
Accumulated amortization	(1,214)	(973)
Net amount	472	586
Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	857	857
Weighted remaining average amortization period	1 year 3 months 18 days	2 years 3 months 18 days
Accumulated amortization	(689)	(538)
Net amount	168	319
Brand Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	274	274
Weighted remaining average amortization period	1 year 3 months 18 days	2 years 3 months 18 days
Accumulated amortization	(208)	(158)
Net amount	66	116
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	408	281
Weighted remaining average amortization period	4 years 1 month 6 days	1 year
Accumulated amortization	(253)	(228)
Net amount	155	53
Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	147	147
Weighted remaining average amortization period	5 years 7 months 6 days	6 years 7 months 6 days
Accumulated amortization	(64)	(49)
Net amount	$ 83	$ 98

Other Intangible Assets (Schedule Of Expected Intangible Assets Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Assets [Abstract]
2013	$ 225
2014	75
2015	75
2016 and thereafter	97
Expected intangible assets amortization expense	472	586
Aggregate amortization expense for amortizing intangible assets	$ 241	$ 311	$ 319

Transactions And Balances With Related Parties (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Management's fees to shareholders	$ 428	[1]	$ 398	[1]	$ 398	[1]
Del-Ta Engineering Ltd. [Member]
Management's fees to shareholders	235
Kardan Communications Ltd. [Member]
Management's fees to shareholders	163
Del-Ta and Kardan [Member]
Management's fees to shareholders	$ 398		$ 398		$ 398

[1]	In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2010, 2011 and 2012. Additional fees in 2012 related to the consulting agreemant with Mr. Rivel (see Note 10F).

Transactions And Balances With Related Parties (Schedule Of Transactions With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Transactions And Balances With Related Parties [Abstract]
Revenues from sales and services	$ 1,145	[1]	$ 1,192	[1]	$ 1,148	[1]
General and administrative	42		89		59
Management's fees to shareholders	428	[2]	398	[2]	398	[2]
Purchase of fixed asset	$ 253		$ 322		$ 40

[1]	The Company is engaged with customers, which are related parties of one of its shareholders.
[2]	In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2010, 2011 and 2012. Additional fees in 2012 related to the consulting agreemant with Mr. Rivel (see Note 10F).

Transactions And Balances With Related Parties (Schedule Of Balances With Related Party) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Transactions And Balances With Related Parties [Abstract]
Trade receivables	$ 350	$ 154
Other payables	$ (5)	$ 34

Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
US Agency And Other Governmental Debentures- Current [Member]
Marketable securities	$ 1,658
Corporate Debentures [Member]
Marketable securities	11,227
Available for sale securities	11,014
Trading securities	$ 213

Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 1,552	$ 1,666
short term investments	1,339
Hedging derivatives	292
Fair value of embedded currency conversion derivatives	691	797
Total	16,546	19,561
Fair value of embedded currency conversion derivatives	682	1,970
Fair Value Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,552	1,666
short term investments	1,339
Total	15,563	18,764
Fair Value Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Hedging derivatives	292
Fair value of embedded currency conversion derivatives	691	797
Total	983	797
Fair value of embedded currency conversion derivatives	682	1,970
Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	11,014	14,239
Corporate Debentures [Member] | Fair Value Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	11,014	14,239
US Agency And Other Governmental Debentures- Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,658	2,859
US Agency And Other Governmental Debentures- Current [Member] | Fair Value Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,658	$ 2,859

Derivative Financial Instruments (Fair Value Of The Company's Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 292	[1]	[1]
Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	5	[1]	[1]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	292	[1]	[1]
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 5	[1]	[1]

[1]	Presented as part of other assets

Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And The Relationship Between Income And Other Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ 346
Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	54 [1]
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	346
Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	$ 54 [1]

[1]	Presented as part of operational cost

Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Buy, Forward contracts	$ 6,970
Sell, Forward contracts	4,169
ILS/USD [Member]
Buy, Forward contracts	6,970
EUR/USD [Member]
Sell, Forward contracts	$ 4,169

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options to purchase	65,000
Exercise price per share	$ 6.85
Assumed dividend yield	6.50%		3.40%	3.40%
Risk free interest rate			1.20%	0.90%
Expected average volatility			49.90%	51.30%
Expected term of options		5 years	5 years	3 years
Unrecognized compensation cost	$ 160
Minimum [Member]
Assumed dividend yield		6.50%
Risk free interest rate	0.57%	0.50%
Expected average volatility	39.18%	42.00%
Maximum [Member]
Assumed dividend yield		8.10%
Risk free interest rate	1.00%	1.20%
Expected average volatility	47.98%	48.40%
Two Directors [Member]
Options to purchase	20,000
Number of vesting installments	8
Percent of options available to vest	50.00%
Percent of options available to vest, per quarter after inital vest	6.25%
Options term	7 years
Three Directors [Member]
Options to purchase	45,000
Options term	7 years
Three Directors [Member] | Minimum [Member]
Expected term of options	4 years
Three Directors [Member] | Maximum [Member]
Expected term of options	5 years 6 months